Summary of Significant Accounting Policies - Summary of Accounts Receivables by Region (Detail) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 17,732,933	€ 11,234,308
Impairment [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	(90,000)	0
Gross carrying amount [member] | Europe and Asia [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	13,176,523	8,838,884
Gross carrying amount [member] | USA and Canada [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	4,646,410	2,395,424
Gross carrying amount [member] | All other countries [member]
Disclosure of significant accounting policies [line items]
Accounts receivables	€ 0	€ 0